AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Financials – 24.2%
Banks – 9.4%
Citigroup, Inc.	755,436	$61,515,154
JPMorgan Chase & Co.	311,587	83,287,205
Wells Fargo & Co.	474,088	37,358,134

		182,160,493

Capital Markets – 3.4%
Blackstone Secured Lending Fund	450,964	15,138,861
S&P Global, Inc.	97,289	50,727,458

		65,866,319

Financial Services – 8.8%
Berkshire Hathaway, Inc. - Class B(a)	168,181	78,821,389
Fiserv, Inc.(a)	284,106	61,378,260
Mastercard, Inc. - Class A	33,930	18,845,740
MGIC Investment Corp.(b)	506,003	12,923,317

		171,968,706

Insurance – 2.6%
Axis Capital Holdings Ltd.	396,075	36,050,747
MetLife, Inc.	158,248	13,690,034

		49,740,781

		469,736,299

Health Care – 18.4%
Biotechnology – 6.4%
Gilead Sciences, Inc.	473,734	46,046,945
Regeneron Pharmaceuticals, Inc.(a)	72,973	49,109,369
United Therapeutics Corp.(a)	81,828	28,735,539

		123,891,853

Health Care Equipment & Supplies – 1.6%
GE HealthCare Technologies, Inc.	357,901	31,602,658

Health Care Providers & Services – 5.4%
Cencora, Inc.	148,269	37,691,462
Elevance Health, Inc.	76,021	30,081,510
HCA Healthcare, Inc.	36,144	11,924,267
Quest Diagnostics, Inc.	146,051	23,820,918

		103,518,157

Pharmaceuticals – 5.0%
Johnson & Johnson	371,536	56,529,203
Merck & Co., Inc.	177,688	17,559,128
Roche Holding AG (Sponsored ADR)(b)	586,244	23,010,077

		97,098,408

		356,111,076

Industrials – 15.0%
Aerospace & Defense – 3.3%
Curtiss-Wright Corp.	45,285	15,711,178
RTX Corp.	370,764	47,810,018

		63,521,196

Company	Shares	U.S. $ Value

Building Products – 0.9%
Allegion PLC	89,223	$11,842,569
Builders FirstSource, Inc.(a)	37,982	6,353,629

		18,196,198

Commercial Services & Supplies – 1.4%
Veralto Corp.	268,428	27,752,771

Electrical Equipment – 3.0%
Emerson Electric Co.	57,814	7,512,929
Generac Holdings, Inc.(a)	172,791	25,802,880
nVent Electric PLC	368,408	23,979,677

		57,295,486

Ground Transportation – 1.6%
JB Hunt Transport Services, Inc.	178,910	30,632,970

Machinery – 3.0%
Allison Transmission Holdings, Inc.	67,645	7,950,993
Dover Corp.	64,058	13,047,334
PACCAR, Inc.	117,764	13,057,672
Westinghouse Air Brake Technologies Corp.	118,998	24,742,064

		58,798,063

Professional Services – 1.3%
FTI Consulting, Inc.(a)	60,236	11,767,103
Robert Half, Inc.	200,272	12,975,623

		24,742,726

Trading Companies & Distributors – 0.5%
MSC Industrial Direct Co., Inc. - Class A(b)	121,286	9,752,607

		290,692,017

Consumer Staples – 10.2%
Consumer Staples Distribution & Retail – 6.2%
Casey’s General Stores, Inc.	59,978	25,296,921
Target Corp.	130,718	18,027,319
Walmart, Inc.	790,790	77,623,947

		120,948,187

Tobacco – 4.0%
Philip Morris International, Inc.	591,108	76,962,261

		197,910,448

Information Technology – 9.5%
IT Services – 3.2%
Accenture PLC - Class A	159,475	61,389,901

Semiconductors & Semiconductor Equipment – 6.3%
Intel Corp.(a)	817,764	15,889,155
Lam Research Corp.	171,547	13,903,884
QUALCOMM, Inc.	139,549	24,132,209
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	139,468	29,193,442
Texas Instruments, Inc.	217,840	40,215,442

		123,334,132

		184,724,033

Company	Shares	U.S. $ Value

Consumer Discretionary – 8.6%
Automobile Components – 1.1%
BorgWarner, Inc.	645,208	$20,582,135

Hotels, Restaurants & Leisure – 1.3%
Starbucks Corp.	242,594	26,122,522

Household Durables – 0.7%
D.R. Horton, Inc.	93,852	13,317,599

Specialty Retail – 2.8%
Dick’s Sporting Goods, Inc.	53,483	12,838,594
Ross Stores, Inc.	187,301	28,200,039
Ulta Beauty, Inc.(a)	32,349	13,332,640

		54,371,273

Textiles, Apparel & Luxury Goods – 2.7%
Lululemon Athletica, Inc.(a)	71,445	29,592,519
NIKE, Inc. - Class B	293,014	22,532,777

		52,125,296

		166,518,825

Energy – 6.3%
Energy Equipment & Services – 0.3%
Helmerich & Payne, Inc.	218,001	6,886,652

Oil, Gas & Consumable Fuels – 6.0%
Chevron Corp.	183,961	27,445,142
ConocoPhillips	178,476	17,638,783
EOG Resources, Inc.	329,813	41,487,177
Phillips 66	248,575	29,299,535

		115,870,637

		122,757,289

Materials – 3.1%
Chemicals – 1.5%
CF Industries Holdings, Inc.	204,222	18,831,311
PPG Industries, Inc.	83,190	9,598,462

		28,429,773

Containers & Packaging – 0.6%
Sealed Air Corp.	346,845	12,080,611

Metals & Mining – 1.0%
Steel Dynamics, Inc.	154,224	19,771,517

		60,281,901

Communication Services – 2.5%
Diversified Telecommunication Services – 1.1%
Comcast Corp. - Class A	612,729	20,624,458

Entertainment – 1.4%
Electronic Arts, Inc.	229,325	28,186,336

		48,810,794

Company	Shares	U.S. $ Value

Real Estate – 0.8%
Specialized REITs – 0.8%
Public Storage	52,661	$15,718,255

Total Common Stocks (cost $1,470,724,562)		1,913,260,937

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(c) (d) (e) (cost $24,186,575)	24,186,575	24,186,575

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $1,494,911,137)		1,937,447,512

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(c) (d) (e) (cost $8,270,212)	8,270,212	8,270,212

Total Investments – 100.3% (cost $1,503,181,349)(f)		1,945,717,724
Other assets less liabilities – (0.3)%		(5,199,806)

Net Assets – 100.0%		$1,940,517,918

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $467,943,299 and gross unrealized depreciation of investments was $(25,406,924), resulting in net unrealized appreciation of $442,536,375.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,913,260,937	$—	$—	$1,913,260,937
Short-Term Investments	24,186,575	—	—	24,186,575
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,270,212	—	—	8,270,212

Total Investments in Securities	1,945,717,724	—	—	1,945,717,724
Other Financial Instruments(b)	—	—	—	—

Total	$1,945,717,724	$—	$—	$1,945,717,724

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$51,089	$86,549	$113,451	$24,187	$451
AB Government Money Market Portfolio*	0	39,452	31,182	8,270	72
Total	$51,089	$126,001	$144,633	$32,457	$523

*	Investments of cash collateral for securities lending transactions.